Cash and cash equivalents	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
Cash and cash equivalents

3.	Cash and cash equivalents

	September 30, 2026	December 31, 2025
Cash at banks	$22,318,777	$73,374,606
Cash at brokers	24,889,186	17,742,923
Cash at digital currency exchanges	641,104	116,561
	$47,849,067	$91,234,090

The Company also holds client cash deposits of $1,501,724 at September 30, 2026 for trading purposes in Bermuda and has classified these deposits as client cash deposits on the statement of financial position. As at December 31, 2025, the balance in client cash deposits was $5,615,054.